UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                               -------------
         This Amendment  (Check only one.):    [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz           Omaha, Nebraska               August 12, 2005
---------------------------    ---------------------------    ----------------
  Signature                      City, State                   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             0
                                                          ----------------------

Form 13F Information Table Entry Total:                       57
                                                          ----------------------

Form 13F Information Table Value Total:                   $5,525,079
                                                          ----------------------
                                                          (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                               30-Jun-05
13F FILE NO. 28-3062
                                                                FORM 13F INFORMATION TABLE
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              COLUMN 1            COLUMN 2      COLUMN 3         COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
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                                                                   VALUE       SHRS OR SH/ PUT/   INVESTMENT     OTHER      VOTING
           NAME OF ISSUER     TITLE OF CLASS      CUSIP          (x$1000)      PRN AMT PRN CALL   DISCRETION   MANAGERS    AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC       COM               026874107         127,756    2,198,900 SH            Sole         N/A       Shared
AUTOZONE INC                  COM               053332102           9,755      105,500 SH            Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL    CL A              084670108         245,407        2,939 SH            Sole         N/A       Shared
BERKSHIRE HATHAWAY INC DEL    CL B              084670207         292,908      105,230 SH            Sole         N/A        Sole
BIMINI MTG MGMT INC           CL A              09031E400           9,165      650,000 SH            Sole         N/A        Sole
CABELAS INC                   COM               126804301          42,138    1,972,770 SH            Sole         N/A       Shared
CAPITAL AUTOMOTIVE REIT       COM SH BEN INT    139733109           6,993      183,200 SH            Sole         N/A       Shared
CAPITAL ONE FINL CORP         COM               14040H105             104        1,300 SH            Sole         N/A        Sole
CARDINAL HEALTH INC           COM               14149Y108         125,524    2,180,000 SH            Sole         N/A        Sole
COINSTAR INC                  COM               19259P300          15,148      667,625 SH            Sole         N/A        Sole
COMCAST CORP NEW              CL A SPL          20030N200         397,037   13,256,650 SH            Sole         N/A       Shared
CORINTHIAN COLLEGES INC       COM               218868107           9,156      717,000 SH            Sole         N/A       Shared
COSTCO WHSL CORP NEW          COM               22160K105          22,410      500,000 SH            Sole         N/A        Sole
COST PLUS INC CALIF           COM               221485105              37        1,500 SH            Sole         N/A        Sole
COUNTRYWIDE FINANCIAL CORP    COM               222372104         378,293    9,797,800 SH            Sole         N/A       Shared
CUMULUS MEDIA INC             CL A              231082108          31,989    2,715,500 SH            Sole         N/A       Shared
DAILY JOURNAL CORP            COM               233912104           4,414      116,000 SH            Sole         N/A        Sole
DIAGEO P L C                  SPON ADR NEW      25243Q205             445        7,500 SH            Sole         N/A        Sole
FEDERAL HOME LN MTG CORP      COM               313400301         183,342    2,810,700 SH            Sole         N/A       Shared
FEDERAL NATL MTG ASSN         COM               313586109         366,764    6,280,200 SH            Sole         N/A       Shared
FIRST DATA CORP               COM               319963104          12,724      317,000 SH            Sole         N/A        Sole
FOREST CITY ENTERPRISES INC   CL A              345550107          43,310      610,000 SH            Sole         N/A        Sole
HANOVER CAP MTG HLDGS INC     COM               410761100             158       15,000 SH            Sole         N/A        Sole
HARRAHS ENTMT INC             COM               413619107         184,605    2,561,471 SH            Sole         N/A        Sole
HILTON HOTELS CORP            COM               432848109          32,198    1,350,000 SH            Sole         N/A        Sole
HOST MARRIOTT CORP NEW        COM               44107P104         226,202   12,925,800 SH            Sole         N/A       Shared
HUDSON CITY BANCORP           COM               443683107          53,855    4,720,000 SH            Sole         N/A       Shared
IAC INTERACTIVECORP           COM               44919P102         248,074   10,314,940 SH            Sole         N/A       Shared
ITT EDUCATIONAL SERVICES INC  COM               45068B109          20,016      374,700 SH            Sole         N/A       Shared
INSIGHT COMMUNICATIONS INC    CL A              45768V108          74,781    6,767,520 SH            Sole         N/A        Sole
INTELLIGENT SYS CORP NEW      COM               45816D100           1,538      765,334 SH            Sole         N/A        Sole
IRON MTN INC                  COM               462846106          11,291      364,000 SH            Sole         N/A       Shared
JANUS CAP GROUP INC           COM               47102X105          23,673    1,574,000 SH            Sole         N/A       Shared
LABORATORY CORP AMER HLDGS    COM NEW           50540R409          22,031      441,500 SH            Sole         N/A        Sole
LIBERTY GLOBAL INC            COM               530555101         189,862    4,068,175 SH            Sole         N/A       Shared
LIBERTY MEDIA CORP NEW        COM SER A         530718105         468,279   45,954,800 SH            Sole         N/A       Shared
LYNCH INTERACTIVE CORP        COM               551146103           2,245      100,000 SH            Sole         N/A        Sole
MOHAWK INDS INC               COM               608190104             578        7,000 SH            Sole         N/A        Sole
MOLSON COORS BREWING CO       CL B              60871R209          35,972      580,200 SH            Sole         N/A       Shared
NEWCASTLE INVT CORP           COM               65105M108          15,980      530,000 SH            Sole         N/A        Sole
NORTH FORK BANCORPORATION NY  COM               659424105          25,281      900,000 SH            Sole         N/A        Sole
OMNICARE INC                  COM               681904108          26,073      614,500 SH            Sole         N/A        Sole
PEDIATRIX MED GROUP           COM               705324101          13,046      177,400 SH            Sole         N/A       Shared
PEOPLES BK BRIDGEPORT CONN    COM               710198102           2,948       97,500 SH            Sole         N/A       Shared
QWEST COMMUNICATIONS INTL IN  COM               749121109         102,470   27,620,000 SH            Sole         N/A        Sole
REDWOOD TR INC                COM               758075402         200,084    3,877,600 SH            Sole         N/A       Shared
SIX FLAGS INC                 COM               83001P109          45,756    9,840,000 SH            Sole         N/A        Sole
TELEPHONE & DATA SYS INC      COM               879433100         111,081    2,721,900 SH            Sole         N/A       Shared
TELEPHONE & DATA SYS INC      SPL COM           879433860         104,358    2,721,900 SH            Sole         N/A       Shared
TYCO INTL LTD NEW             COM               902124106         143,956    4,930,000 SH            Sole         N/A       Shared
US BANCORP DEL                COM NEW           902973304          74,051    2,536,000 SH            Sole         N/A       Shared
UNITEDHEALTH GROUP INC        COM               91324P102          31,792      609,750 SH            Sole         N/A       Shared
WAL MART STORES INC           COM               931142103         244,490    5,072,400 SH            Sole         N/A       Shared
WASHINGTON MUT INC            COM               939322103         171,020    4,203,000 SH            Sole         N/A        Sole
WASHINGTON POST CO            CL B              939640108         254,434      304,700 SH            Sole         N/A        Sole
WELLPOINT INC                 COM               94973V107          27,675      397,400 SH            Sole         N/A       Shared
WELLS FARGO & CO NEW          COM               949746101          10,407      169,000 SH            Sole         N/A       Shared
                                                                ----------------------
                                  57                            5,525,079  205,404,804
                                                                ----------------------
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